Reportable Business Segment Information (Geographic Information) (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended		12 Months Ended																															12 Months Ended											3 Months Ended		12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Sep. 30, 2006	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2012 United States		Dec. 31, 2011 United States		Dec. 31, 2010 United States		Dec. 31, 2012 Other Americas		Dec. 31, 2011 Other Americas		Dec. 31, 2010 Other Americas		Dec. 31, 2012 Europe, Middle East and Africa (“EMEA”)		Dec. 31, 2011 Europe, Middle East and Africa (“EMEA”)		Dec. 31, 2010 Europe, Middle East and Africa (“EMEA”)		Dec. 31, 2012 Asia Pacific		Dec. 31, 2011 Asia Pacific		Dec. 31, 2010 Asia Pacific		Dec. 31, 2012 Segment, Discontinued Operations	Dec. 31, 2012 Performance Coatings Segment	Dec. 31, 2011 Performance Coatings Segment	Dec. 31, 2010 Performance Coatings Segment	Dec. 31, 2012 Industrial Coatings Segment	Dec. 31, 2011 Industrial Coatings Segment	Dec. 31, 2010 Industrial Coatings Segment	Dec. 31, 2012 Architectural Coatings Europe Middle East And Africa Segment	Dec. 31, 2012 Optical and Specialty Materials Segment	Dec. 31, 2011 Optical and Specialty Materials Segment	Dec. 31, 2010 Optical and Specialty Materials Segment	Dec. 31, 2012 Corporate	Mar. 31, 2012 Jersey City Manufacturing Plant	Sep. 30, 2006 Jersey City Manufacturing Plant	Dec. 31, 2012 Jersey City Manufacturing Plant
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales				$ 13,512	[1]	$ 13,153	[1]	$ 11,989	[1]	$ 5,046	[1]	$ 4,647	[1]	$ 4,334	[1]	$ 1,107	[1]	$ 1,044	[1]	$ 974	[1]	$ 4,839	[1]	$ 5,043	[1]	$ 4,536	[1]	$ 2,520	[1]	$ 2,419	[1]	$ 2,145	[1]		$ 4,752	$ 4,626	$ 4,281	$ 4,379	$ 4,158	$ 3,707		$ 1,205	$ 1,207	$ 1,144
Segment income				1,890		1,657		1,533		976		807		743		98		73		82		475		454		387		341		323		321			744	673	661	590	438	378		348	326	307
Property - net		2,888		2,888		2,721		2,686		1,379		1,345		1,274		100		98		106		903		841		897		506		437		409
PPG percent ownership interest																																		40.00%
Environmental remediation charge			165	166		9		12																																						145	165	159
Business restructuring	$ 208	$ 12		$ 208		$ 0		$ 0																											$ 68			$ 45			$ 59	$ 32			$ 1

[1]	Net sales to external customers are attributed to geographic regions based upon the location of the operating unit shipping the product.